Property, Plant And Equipment (Schedule Of Useful Lives Of Property, Plant And Equipment) (Details)	12 Months Ended
Dec. 31, 2011 Y
Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful lives in years, minimum	10
Useful lives in years, maximum	25
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives in years, minimum	2
Useful lives in years, maximum	10
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful lives in years, minimum	2
Useful lives in years, maximum	10